EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings (loss) per share computations

	Years ended December 31,
	2023	2022
Numerator
Net earnings (loss) from continuing operations attributable to equity holders	$88.7	$(55.5)
Net earnings (loss) from discontinued operations attributable to equity holders	$5.6	$(14.6)
Net earnings (loss) attributable to equity holders	$94.3	$(70.1)
Denominator (in millions)
Weighted average number of common shares (basic)	480.6	478.6
Basic earnings (loss) from continuing operations per share attributable to equity holders	$0.18	$(0.12)
Basic earnings (loss) from discontinued operations per share attributable to equity holders	$0.01	$(0.03)
Basic earnings (loss) per share attributable to equity holders	$0.19	$(0.15)
(b)Diluted earnings (loss) per share computation

	Years ended December 31,
	2023	2022
Denominator (in millions)
Weighted average number of common shares (basic)	480.6	478.6
Dilutive effect of share units	4.0	—
Weighted average number of common shares (diluted)	484.6	478.6
Diluted earnings (loss) from continuing operations per share attributable to equity holders	$0.18	$(0.12)
Diluted earnings (loss) from discontinued operations per share attributable to equity holders	$0.01	$(0.03)
Diluted earnings (loss) per share attributable to equity holders	$0.19	$(0.15)
Equity instruments excluded from the computation of diluted earnings (loss) per share which could be dilutive in the future were as follows:

		Years ended December 31,
(in millions)	Notes	2023	2022
Options	26(a)	5.2	4.7
Share units		—	6.3
		5.2	11.0